Quarterly Holdings Report
for
Fidelity® International Value Factor ETF
January 31, 2023
IVE-NPRT1-0423
1.9885310.105
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.6%
Deutsche Telekom AG	24,701	548,602
Nippon Telegraph & Telephone Corp.	10,400	311,252
Singapore Telecommunications Ltd.	125,900	240,430
		1,100,284
Wireless Telecommunication Services - 1.5%
KDDI Corp.	10,800	337,093
Vodafone Group PLC	286,024	327,898
		664,991
TOTAL COMMUNICATION SERVICES		1,765,275
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 6.1%
Bayerische Motoren Werke AG (BMW)	4,072	412,300
Honda Motor Co. Ltd.	11,200	276,200
Mercedes-Benz Group AG (Germany)	6,060	448,527
Renault SA (a)	14,604	590,652
Stellantis NV (Italy)	22,198	346,579
Toyota Motor Corp.	41,300	602,295
		2,676,553
Hotels, Restaurants & Leisure - 1.7%
Aristocrat Leisure Ltd.	8,646	206,898
La Francaise des Jeux SAEM (b)	12,030	512,808
		719,706
Household Durables - 1.6%
Sony Group Corp.	5,000	445,231
Sumitomo Forestry Co. Ltd.	12,600	234,085
		679,316
Multiline Retail - 0.3%
Canadian Tire Ltd. Class A (non-vtg.)	1,182	140,137
Specialty Retail - 0.8%
Kingfisher PLC	104,380	358,521
TOTAL CONSUMER DISCRETIONARY		4,574,233
CONSUMER STAPLES - 9.2%
Beverages - 0.5%
Heineken Holding NV	2,556	210,000
Food & Staples Retailing - 2.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	8,037	365,967
Carrefour SA	11,968	227,072
Koninklijke Ahold Delhaize NV	8,849	263,182
Marks & Spencer Group PLC (a)	162,427	291,547
		1,147,768
Food Products - 2.2%
Nestle SA (Reg. S)	7,877	955,781
Household Products - 0.5%
Essity AB (B Shares)	8,288	215,872
Tobacco - 3.4%
British American Tobacco PLC (United Kingdom)	12,057	459,551
Imperial Brands PLC	14,160	354,052
Japan Tobacco, Inc.	32,200	657,396
		1,470,999
TOTAL CONSUMER STAPLES		4,000,420
ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Canadian Natural Resources Ltd.	8,296	507,764
Eni SpA	19,417	298,098
INPEX Corp.	22,200	242,408
Shell PLC (London)	23,649	691,173
Suncor Energy, Inc.	12,615	436,588
TotalEnergies SE	8,802	544,695
		2,720,726
FINANCIALS - 21.6%
Banks - 10.7%
ANZ Group Holdings Ltd.	28,724	507,831
Banco Santander SA (Spain)	147,355	512,592
Barclays PLC	254,169	581,507
BNP Paribas SA	8,076	551,692
Oversea-Chinese Banking Corp. Ltd.	29,600	291,192
Societe Generale Series A	13,409	397,274
Sumitomo Mitsui Financial Group, Inc.	14,100	612,812
The Toronto-Dominion Bank	8,607	593,818
UniCredit SpA	32,255	626,486
		4,675,204
Capital Markets - 4.8%
3i Group PLC	30,355	588,578
Deutsche Bank AG	35,440	469,881
Macquarie Group Ltd.	3,659	483,021
UBS Group AG	24,810	524,959
		2,066,439
Insurance - 6.1%
AIA Group Ltd.	46,000	519,650
Allianz SE	2,411	573,968
Fairfax Financial Holdings Ltd. (sub. vtg.)	600	396,089
Japan Post Holdings Co. Ltd.	49,800	436,557
Manulife Financial Corp.	20,161	397,826
Power Corp. of Canada (sub. vtg.)	11,907	322,047
		2,646,137
TOTAL FINANCIALS		9,387,780
HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)	2,128	159,030
Koninklijke Philips Electronics NV	16,372	281,221
		440,251
Health Care Providers & Services - 2.3%
Fresenius SE & Co. KGaA	12,776	368,114
Medipal Holdings Corp.	25,500	339,425
Sonic Healthcare Ltd.	12,974	288,708
		996,247
Pharmaceuticals - 6.5%
GSK PLC	23,744	416,077
Hikma Pharmaceuticals PLC	15,050	316,552
Novartis AG	6,408	575,133
Otsuka Holdings Co. Ltd.	11,600	370,893
Roche Holding AG (participation certificate)	1,915	594,562
Sanofi SA	5,607	546,044
		2,819,261
TOTAL HEALTH CARE		4,255,759
INDUSTRIALS - 15.6%
Air Freight & Logistics - 1.1%
Deutsche Post AG	11,407	487,862
Building Products - 1.2%
Compagnie de St. Gobain	9,414	537,275
Construction & Engineering - 1.0%
Bouygues SA	13,166	432,400
Industrial Conglomerates - 0.6%
Jardine Matheson Holdings Ltd.	5,100	270,402
Machinery - 1.2%
Volvo AB (B Shares)	26,748	528,456
Marine - 1.3%
A.P. Moller - Maersk A/S Series B	115	248,726
Nippon Yusen KK	12,900	305,029
		553,755
Professional Services - 2.6%
Adecco SA (Reg.)	9,627	354,798
Randstad NV	6,024	383,906
RELX PLC (London Stock Exchange)	12,525	370,377
		1,109,081
Road & Rail - 1.4%
Canadian National Railway Co.	2,422	287,478
Canadian Pacific Railway Ltd.	3,815	300,260
		587,738
Trading Companies & Distributors - 5.2%
Ferguson PLC	2,394	334,808
Itochu Corp.	14,800	476,054
Marubeni Corp.	38,500	469,685
Mitsubishi Corp.	13,800	460,124
Mitsui & Co. Ltd.	18,400	540,490
		2,281,161
TOTAL INDUSTRIALS		6,788,130
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.2%
Ericsson (B Shares)	41,567	239,720
Nokia Corp.	63,490	300,050
		539,770
IT Services - 3.8%
Capgemini SA	1,747	329,946
CGI, Inc. Class A (sub. vtg.) (a)	4,156	355,192
Fujitsu Ltd.	2,600	370,072
NEC Corp.	8,500	305,567
TietoEVRY Oyj	10,172	308,662
		1,669,439
Semiconductors & Semiconductor Equipment - 1.0%
Tokyo Electron Ltd.	1,200	416,810
Software - 1.5%
SAP SE	5,341	628,668
TOTAL INFORMATION TECHNOLOGY		3,254,687
MATERIALS - 9.3%
Metals & Mining - 9.3%
Anglo American PLC (United Kingdom)	11,333	483,648
ArcelorMittal SA (Netherlands)	13,212	406,935
BHP Group Ltd.	16,577	576,807
Fortescue Metals Group Ltd.	14,647	229,539
Glencore PLC	76,526	509,871
Nippon Steel & Sumitomo Metal Corp.	28,900	598,912
Rio Tinto PLC	7,332	570,380
Teck Resources Ltd. Class B (sub. vtg.)	15,912	686,398
		4,062,490
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Segro PLC	9,325	95,307
Real Estate Management & Development - 2.0%
Daiwa House Industry Co. Ltd.	14,100	337,307
Hongkong Land Holdings Ltd.	25,700	125,159
Sun Hung Kai Properties Ltd.	16,000	226,777
Vonovia SE	6,627	186,193
		875,436
TOTAL REAL ESTATE		970,743
UTILITIES - 3.5%
Electric Utilities - 2.3%
Enel SpA	97,476	570,712
Fortis, Inc.	4,280	175,357
Tokyo Electric Power Co., Inc. (a)	69,900	260,691
		1,006,760
Multi-Utilities - 1.2%
Engie SA	35,610	503,539
TOTAL UTILITIES		1,510,299
TOTAL COMMON STOCKS (Cost $41,772,430)		43,290,542

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $41,772,430)	43,290,542
NET OTHER ASSETS (LIABILITIES) - 0.5% (c)	213,590
NET ASSETS - 100.0%	43,504,132

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Mar 2023	211,900	13,685	13,685

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $512,808 or 1.2% of net assets.

(c)	Includes $8,439 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	34,107	229,043	263,150	106	-	-	-	0.0%
Total	34,107	229,043	263,150	106	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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